Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective income tax rate	21.00%	21.00%
Tax loss carryforwards descreption	As of December 31, 2021, the Company had approximately $19,187,423 in tax loss carryforwards that can be utilized in future periods to reduce taxable income through 2040.
Tax loss carryforwards		$ 19,187,423
Deferred tax liability	$ 0	$ 0